Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative financial instruments
Notional amount of outstanding derivatives

	Total notional amounts at December 31,
Type of derivative ($ in millions)	2015	2014	2013
Foreign exchange contracts	16,467	18,564	19,351
Embedded foreign exchange derivatives	2,966	3,013	3,049
Interest rate contracts	4,302	2,242	4,693

		Total notional amounts at December 31,
Type of derivative	Unit	2015	2014	2013
Copper swaps	metric tonnes	48,903	46,520	42,866
Aluminum swaps	metric tonnes	5,455	3,846	3,525
Nickel swaps	metric tonnes	18	—	18
Lead swaps	metric tonnes	14,625	6,550	7,100
Zinc swaps	metric tonnes	225	200	300
Silver swaps	ounces	1,727,255	1,996,845	1,936,581
Electricity futures	megawatt hours	—	—	279,995
Crude oil swaps	barrels	133,500	128,000	113,000

Gain (loss) on cash flow hedges

2015
	Gains (losses) recognized in OCI on derivatives (effective portion)	Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	(11)	Total revenues	(36)	Total revenues	—
		Total cost of sales	11	Total cost of sales	—
Commodity contracts	(9)	Total cost of sales	(10)	Total cost of sales	—
Cash-settled call options	(6)	SG&A expenses(1)	(4)	SG&A expenses(1)	—

Total	(26)		(39)		—

2014
	Gains (losses) recognized in OCI on derivatives (effective portion)	Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	(42)	Total revenues	(9)	Total revenues	—
		Total cost of sales	8	Total cost of sales	—
Commodity contracts	(7)	Total cost of sales	(3)	Total cost of sales	—
Cash-settled call options	(16)	SG&A expenses(1)	(6)	SG&A expenses(1)	—

Total	(65)		(10)		—

2013
	Gains (losses) recognized in OCI on derivatives (effective portion)	Gains (losses) reclassified from OCI into income (effective portion)		Gains (losses) recognized in income (ineffective portion and amount excluded from effectiveness testing)
Type of derivative designated as a cash flow hedge			($ in millions)		($ in millions)
	($ in millions)	Location		Location
Foreign exchange contracts	22	Total revenues	52	Total revenues	—
		Total cost of sales	(1)	Total cost of sales	—
Commodity contracts	(5)	Total cost of sales	(5)	Total cost of sales	—
Cash-settled call options	16	SG&A expenses(1)	8	SG&A expenses(1)	—

Total	33		54		—

(1)	SG&A expenses represent "Selling, general and administrative expenses".

Gain (loss) on fair value hedges

2015
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	8	Interest and other finance expense	(4)

2014
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	84	Interest and other finance expense	(83)

2013
	Gains (losses) recognized in income on derivatives designated as fair value hedges		Gains (losses) recognized in income on hedged item
Type of derivative designated as a fair value hedge	Location	($ in millions)	Location	($ in millions)
Interest rate contracts	Interest and other finance expense	(34)	Interest and other finance expense	35

Gain (loss) on derivatives not designated in hedge relationships

	Gains (losses) recognized in income
($ in millions) Type of derivative not designated as a hedge	Location	2015	2014	2013
Foreign exchange contracts	Total revenues	(216)	(533)	(95)
	Total cost of sales	16	19	80
	SG&A expenses(1)	13	2	(1)
	Non-order related research and development	(1)	—	—
	Interest and other finance expense	287	(260)	223
Embedded foreign exchange contracts	Total revenues	127	149	101
	Total cost of sales	(25)	(27)	(10)
	SG&A expenses(1)	(5)	—	—
Commodity contracts	Total cost of sales	(61)	(28)	(50)
	Interest and other finance expense	1	1	1
Interest rate contracts	Interest and other finance expense	(1)	(1)	(3)
Cash-settled call options	Interest and other finance expense	—	(1)	—
Cross-currency interest rate swaps	Interest and other finance expense	(1)	—	—

Total		134	(679)	246

(1)	SG&A expenses represent "Selling, general and administrative expenses".

Fair value of derivatives

	December 31, 2015
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	15	10	8	16
Commodity contracts	—	—	3	—
Interest rate contracts	6	86	—	—
Cash-settled call options	8	5	—	—

Total	29	101	11	16

Derivatives not designated as hedging instruments:
Foreign exchange contracts	172	32	237	81
Commodity contracts	2	—	29	9
Cross-currency interest rate swaps	—	—	—	1
Embedded foreign exchange derivatives	94	53	41	27

Total	268	85	307	118

Total fair value	297	186	318	134

	December 31, 2014
	Derivative assets		Derivative liabilities
($ in millions)	Current in "Other current assets"	Non-current in "Other non-current assets"	Current in "Other current liabilities"	Non-current in "Other non-current liabilities"
Derivatives designated as hedging instruments:
Foreign exchange contracts	9	9	20	16
Commodity contracts	—	—	3	—
Interest rate contracts	—	85	—	—
Cash-settled call options	21	11	—	—

Total	30	105	23	16

Derivatives not designated as hedging instruments:
Foreign exchange contracts	156	25	369	72
Commodity contracts	4	—	19	3
Cash-settled call options	1	1	—	—
Embedded foreign exchange derivatives	98	58	27	17

Total	259	84	415	92

Total fair value	289	189	438	108

Offsetting of Derivative Assets

	December 31, 2015
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized assets	Derivative liabilities eligible for set-off in case of default	Cash collateral received	Non-cash collateral received	Net asset exposure
Derivatives	336	(215)	—	—	121
Reverse repurchase agreements	224	—	—	(224)	—

Total	560	(215)	—	(224)	121

	December 31, 2014
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized assets	Derivative liabilities eligible for set-off in case of default	Cash collateral received	Non-cash collateral received	Net asset exposure
Derivatives	322	(216)	—	—	106
Reverse repurchase agreements	219	—	—	(219)	—

Total	541	(216)	—	(219)	106

Offsetting of Derivative Liabilities

	December 31, 2015
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized liabilities	Derivative liabilities eligible for set-off in case of default	Cash collateral pledged	Non-cash collateral pledged	Net liability exposure
Derivatives	384	(215)	(3)	—	166

Total	384	(215)	(3)	—	166

	December 31, 2014
($ in millions) Type of agreement or similar arrangement	Gross amount of recognized liabilities	Derivative liabilities eligible for set-off in case of default	Cash collateral pledged	Non-cash collateral pledged	Net liability exposure
Derivatives	502	(216)	(3)	—	283

Total	502	(216)	(3)	—	283